Net fee and commission income (Tables)	6 Months Ended
Jun. 30, 2022
Fee and commission income (expense) [abstract]
Total fees in scope of IFRS 15 Revenues from Contracts with Customers
Fee and commission income is disaggregated below and includes a total for fees in scope of IFRS 15, Revenue from Contracts with Customers:

	Barclays UK	Barclays International	Head Office	Total
Half year ended 30.06.22	£m	£m	£m	£m
Fee type
Transactional[1]	515	1,448	—	1,963
Advisory	83	511	—	594
Brokerage and execution	125	762	—	887
Underwriting and syndication	—	1,102	—	1,102
Other	29	80	2	111
Total revenue from contracts with customers	752	3,903	2	4,657
Other non-contract fee income	—	69	—	69
Fee and commission income[1]	752	3,972	2	4,726
Fee and commission expense	(147)	(1,153)	(2)	(1,302)
Net fee and commission income	605	2,819	—	3,424

	Barclays UK	Barclays International	Head Office	Total
Half year ended 30.06.21	£m	£m	£m	£m
Fee type
Transactional	408	1,181	—	1,589
Advisory	83	459	1	543
Brokerage and execution	109	553	—	662
Underwriting and syndication	—	1,715	—	1,715
Other	35	73	3	111
Total revenue from contracts with customers	635	3,981	4	4,620
Other non-contract fee income	—	62	—	62
Fee and commission income	635	4,043	4	4,682
Fee and commission expense[1]	(108)	(861)	(7)	(976)
Net fee and commission income	527	3,182	(3)	3,706
1Barclays has corrected the presentation of the scheme fees incurred when Barclays acts as an “acquirer” as part of the payment transaction cycle. From 2022 onwards, the scheme fees reported under "Barclays International" are presented within fees and commission income under "Transactional" fee type, which had previously been recognised in fees and commission expense. The reclassification into Fee and Commission income is a reduction of £103m for H122. The comparatives have not been restated as the effect is not considered material although the effect would have been a reduction of H121: £88m with no impact on Net fee and commission income. There is no impact on Net assets or Cash flows reported.